Stockholders' Equity (Details 3) (USD $)	9 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, March 31, 2014	0
Number of Options Granted	332,500
Number of Options Exercised	0
Number of Options Forfeited	0
Number of Options Outstanding, December 31, 2014	332,500
Number of Options Exercisable, December 31, 2014	55,412
Weighted Average Exercise Price Outstanding, March 31, 2014	$ 0
Weighted Average Exercise Price Granted	$ 6.37
Weighted Average Exercise Price Exercised	$ 0
Weighted Average Exercise Price Forfeited	$ 0
Weighted Average Exercise Price Outstanding, December 31, 2014	$ 6.37
Weighted Average Exercise Price Exercisable, December 31, 2014	$ 6.37
Weighted Average Remaining Life Outstanding, December 31, 2014	9 years 4 months 24 days
Weighted Average Remaining Life Exercisable, December 31, 2014	9 years 4 months 24 days
Intrinsic Value Outstanding, December 31, 2014	$ 0
Intrinsic Value Exercisable, December 31, 2014	$ 0